Cover	Jul. 12, 2024
Cover [Abstract]
Entity Registrant Name	Right On Brands, Inc.
Entity Central Index Key	0001580262
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 12, 2024
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	45-1994478
Entity Address Address Line 1	6501 Dalrock Rd.
Entity Address Address Line 2	Ste. 100
Entity Address City Or Town	Rowlett
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75089
City Area Code	214
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	299-9528